Investments and fair value measurements - Summary of Realized Gains (Losses) on Available-for-Sale Debt Securities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale debt securities:
Gains	$ 0	$ 0	$ 768	$ 0
Losses	0	0	(90)	0
Net	0	0	678	0
Proceeds from sales	$ 0	$ 0	$ 7,817	$ 0	$ 0	$ 1,013	$ 397